Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Series B preferred equity	$ 1,900	$ 1,720